Pension and Other Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2016
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Pension and Other Postretirement Benefit Plans [Text Block]

Note 6.	Pension and Other Postretirement Benefit Plans
401(k) Savings Plan and Other Defined Contribution Plans
The company’s 401(k) savings and other defined contribution plans cover the majority of the company’s eligible U.S. and certain non-U.S. employees. Contributions to the plans are made by both the employee and the company. Company contributions are based on the level of employee contributions. Company contributions to these plans are based on formulas determined by the company. In 2016, 2015 and 2014, the company charged to expense $140 million, $131 million and $118 million, respectively, related to its defined contribution plans.
Defined Benefit Pension Plans
Employees of a number of the company’s non-U.S. and certain U.S. subsidiaries participate in defined benefit pension plans covering substantially all full-time employees at those subsidiaries. Some of the plans are unfunded, as permitted under the plans and applicable laws. The company also maintains postretirement healthcare programs at several acquired businesses where certain employees are eligible to participate. The costs of the postretirement healthcare programs are generally funded on a self-insured and insured-premium basis.
The company recognizes the funded status of defined benefit pension and other postretirement benefit plans as an asset or liability. This amount is defined as the difference between the fair value of plan assets and the benefit obligation. The company is required to recognize as a component of other comprehensive income, net of tax, the actuarial gains/losses and prior service costs/credits that arise but were not previously required to be recognized as components of net periodic benefit cost. Other comprehensive income is adjusted as these amounts are later recognized in income as components of net periodic benefit cost.
When a company with a pension plan is acquired, any excess of projected benefit obligation over the plan assets is recognized as a liability and any excess of plan assets over the projected benefit obligation is recognized as an asset. The recognition of a new liability or a new asset results in the elimination of (a) previously existing unrecognized net gain or loss and (b) unrecognized prior service cost or credits.
The company funds annually, at a minimum, the statutorily required minimum amount as actuarially determined. During 2016, 2015 and 2014, the company made cash contributions of approximately $43 million, $38 million and $50 million, respectively. Additionally, in 2016, the company contributed insurance contracts valued at $16 million to two of its German defined benefit plans. Contributions to the plans included in the following table are estimated at between $215 and $235 million for 2017.
The following table provides a reconciliation of benefit obligations and plan assets of the company’s domestic and non-U.S. pension plans and postretirement benefit plans:

	Domestic Pension Benefits		Non-U.S. Pension Benefits		Postretirement Benefits
(In millions)	2016	2015	2016	2015	2016	2015

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$1,213.1	$1,291.1	$1,036.0	$1,075.4	$48.8	$55.3
Business combinations	33.4	—	1.2	52.7	—	—
Service costs	—	—	23.9	25.2	0.5	0.6
Interest costs	51.1	50.0	27.1	27.6	2.0	1.9
Settlements	—	—	(7.5)	(7.4)	—	—
Plan participants' contributions	—	—	4.5	4.6	1.3	1.3
Actuarial (gains) losses	29.8	(48.7)	149.9	(39.1)	1.4	(2.2)
Benefits paid	(78.3)	(79.3)	(30.2)	(29.6)	(3.9)	(5.4)
Currency translation and other	—	—	(88.4)	(73.4)	—	(2.7)

Benefit Obligation at End of Year	$1,249.1	$1,213.1	$1,116.5	$1,036.0	$50.1	$48.8

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$945.4	$1,047.6	$817.2	$825.8	$7.5	$8.6
Business combinations	—	—	—	32.1	—	—
Actual return on plan assets	70.8	(28.3)	124.8	12.4	0.5	(1.1)
Employer contribution	6.4	5.4	49.5	28.0	2.7	4.1
Settlements	—	—	(7.5)	(7.4)	—	—
Plan participants' contributions	—	—	4.5	4.6	1.3	1.3
Benefits paid	(78.3)	(79.3)	(30.2)	(29.6)	(3.9)	(5.4)
Currency translation and other	—	—	(104.8)	(48.7)	—	—

Fair Value of Plan Assets at End of Year	$944.3	$945.4	$853.5	$817.2	$8.1	$7.5

Funded Status	$(304.8)	$(267.7)	$(263.0)	$(218.8)	$(42.0)	$(41.3)

Accumulated Benefit Obligation	$1,249.1	$1,213.1	$1,047.8	$983.4

Amounts Recognized in Balance Sheet
Non-current asset	$—	$—	$62.7	$72.7	$4.3	$3.8
Current liability	(9.8)	(2.9)	(5.7)	(5.7)	(2.7)	(2.6)
Non-current liability	(295.0)	(264.8)	(320.0)	(285.8)	(43.6)	(42.5)

Net amount recognized	$(304.8)	$(267.7)	$(263.0)	$(218.8)	$(42.0)	$(41.3)

Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial loss	$171.3	$163.0	$169.6	$133.1	$5.8	$4.7
Prior service credits	—	—	7.9	(1.6)	(0.1)	(0.2)

Net amount recognized	$171.3	$163.0	$177.5	$131.5	$5.7	$4.5

The actuarial assumptions used to compute the funded status for the plans are based upon information available as of December 31, 2016 and 2015 and are as follows:

	Domestic Pension Benefits		Non-U.S. Pension Benefits		Postretirement Benefits
	2016	2015	2016	2015	2016	2015

Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	4.07%	4.25%	1.95%	2.83%	3.77%	4.12%
Average rate of increase in employee compensation	4.00%	4.00%	3.09%	3.06%	—	—
Initial healthcare cost trend rate					6.70%	6.82%
Ultimate healthcare cost trend rate					5.08%	5.21%
The actuarial assumptions used to compute the net periodic pension benefit cost (income) are based upon information available as of the beginning of the year, as presented in the following table:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
	2016	2015	2014	2016	2015	2014

Weighted Average Assumptions Used to Determine Net Benefit Cost (Income)
Discount rate	4.25%	4.00%	4.46%	2.83%	2.69%	3.91%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	3.06%	3.03%	3.22%
Expected long-term rate of return on assets	7.00%	7.00%	7.00%	3.74%	4.21%	4.88%

The ultimate healthcare cost trend rates for the postretirement benefit plans are expected to be reached between 2017 and 2033.
The discount rate reflects the rate the company would have to pay to purchase high-quality investments that would provide cash sufficient to settle its current pension obligations. The discount rate is determined based on a range of factors, including the rates of return on high-quality, fixed-income corporate bonds and the related expected duration of the obligations or, in certain instances, the company has used a hypothetical portfolio of high quality instruments with maturities that mirror the benefit obligation in order to accurately estimate the discount rate relevant to a particular plan.
As of January 1, 2017, the company changed the method it uses to estimate the service and interest components of net periodic benefit cost for pension and other retiree benefit plans. Historically, the company estimated these service and interest cost components utilizing the single weighted-average discount rate used to measure each plan's benefit obligation at the beginning of the year. Beginning in 2017, the company will utilize a full yield curve approach in the estimation of these components by applying the specific spot-rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. The company has made this change to provide a more precise measurement of the service and interest costs by improving the correlation between projected benefit cash flows to the corresponding spot yield curve rates. The company has accounted for this change as a change in accounting estimate and will account for it prospectively starting in January 2017. The reduction in service and interest costs for 2017 associated with this change in estimate will be approximately $10 million.
The expected long-term rate of return on plan assets reflects the average rate of earnings expected on the funds invested, or to be invested, to provide for the benefits included in the projected benefit obligations. In determining the expected long-term rate of return on plan assets, the company considers the relative weighting of plan assets, the historical performance of total plan assets and individual asset classes and economic and other indicators of future performance. In addition, the company may consult with and consider the opinions of financial and other professionals in developing appropriate return benchmarks.
Asset management objectives include maintaining an adequate level of diversification to reduce interest rate and market risk and providing adequate liquidity to meet immediate and future benefit payment requirements.
The expected rate of compensation increase reflects the long-term average rate of salary increases and is based on historic salary increase experience and management’s expectations of future salary increases.
The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in 2017 are not material.
The projected benefit obligation and fair value of plan assets for the company’s qualified and non-qualified pension plans with projected benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2016	2015

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$1,906.6	$1,739.2
Fair value of plan assets	1,276.1	1,180.0

The accumulated benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2016	2015

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$1,846.7	$1,694.3
Fair value of plan assets	1,275.7	1,179.7

The measurement date used to determine benefit information is December 31 for all plan assets and benefit obligations.
The net periodic pension benefit cost (income) includes the following components:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2016	2015	2014	2016	2015	2014

Components of Net Benefit Cost (Income)
Service cost-benefits earned	$—	$—	$2.0	$23.9	$25.2	$20.0
Interest cost on benefit obligation	51.1	50.0	53.1	27.1	27.6	36.7
Expected return on plan assets	(49.6)	(54.3)	(60.8)	(28.2)	(33.6)	(34.4)
Amortization of actuarial net loss	0.3	0.6	3.7	7.1	9.3	4.2
Amortization of prior service benefit	—	—	—	(0.2)	(0.2)	(0.1)
Settlement/curtailment loss	—	—	25.5	0.7	1.0	4.1
Special termination benefits	—	—	—	—	1.3	0.3

Net periodic benefit cost (income)	$1.8	$(3.7)	$23.5	$30.4	$30.6	$30.8

The net periodic postretirement benefit cost was not material in 2016, 2015 and 2014. The company offered to settle pension obligations for former employee participants in certain defined benefit plans in 2014. The company recorded a charge of $30 million in 2014 associated with those plan participants electing to accept the settlement offer.
Expected benefit payments are estimated using the same assumptions used in determining the company’s benefit obligation at December 31, 2016. Benefit payments will depend on future employment and compensation levels, average years employed and average life spans, among other factors, and changes in any of these factors could significantly affect these estimated future benefit payments. Estimated future benefit payments during the next five years and in the aggregate for the five fiscal years thereafter, are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	Post- retirement Benefits

Expected Benefit Payments
2017	$85.9	$28.6	$3.0
2018	81.6	37.5	3.0
2019	81.3	30.8	2.9
2020	81.2	32.9	2.9
2021	82.1	33.3	2.8
2022-2026	393.7	192.7	12.7

A change in the assumed healthcare cost trend rate by one percentage point effective January 2016 would not have caused a material change in the accumulated postretirement benefit obligation as of December 31, 2016 and the 2016 aggregate of service and interest costs.
Domestic Pension Plan Assets
The company’s overall objective is to manage the assets in a liability framework where investments are selected that are expected to have similar changes in fair value as the related liabilities will have upon changes in interest rates. The company invests in a portfolio of both return-seeking and liability-hedging assets, primarily through the use of institutional collective funds, to achieve long-term growth and to insulate the funded position from interest rate volatility. The strategic asset allocation uses a combination of risk controlled and index strategies in fixed income and global equities. The company also has a small portfolio (comprising less than 1% of invested assets) of private equity investments. The target allocations for the remaining investments are approximately 27% to funds investing in U.S. equities, including a sub-allocation of approximately 1% to real estate-related equities, approximately 25% to funds investing in international equities and approximately 48% to funds investing in fixed income securities. The portfolio maintains enough liquidity at all times to meet the near-term benefit payments.
Non-U.S. Pension Plan Assets
The company maintains specific plan assets for many of the individual pension plans outside the U.S. The investment strategy of each plan has been uniquely established based on the country specific standards and characteristics of the plans. Several of the plans have contracts with insurance companies whereby the market risks of the benefit obligations are borne by the insurance companies. When assets are held directly in investments, generally the objective is to invest in a portfolio of diversified assets with a variety of fund managers. For plans not currently managing the assets in a liability framework, the investments are substantially limited to funds investing in global equities and fixed income securities with target asset allocations of approximately 70% for equities and 30% for fixed income securities and cash. For plans managing the assets in a liability framework, the investments also include hedge funds, multi-asset funds and derivative funds with the target asset allocations ranging from approximately 0% - 25% for equities, 33% - 100% for fixed income, 0% - 20% for hedge funds, 0% - 3% for multi-asset funds and 0% - 20% for funds holding derivatives. The derivatives held by the funds are primarily interest rate swaps intended to match the movements in the plan liabilities as well as equity futures in a synthetic equity fund which provide targeted exposure to equity markets without the fund holding individual equity positions. Each plan maintains enough liquidity at all times to meet the near-term benefit payments.
The fair values of the company’s plan assets at December 31, 2016 and 2015, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Not Subject to Leveling (1)
(In millions)	2016	(Level 1)	(Level 2)	(Level 3)

Domestic Pension Plan Assets
U.S. equity funds	$259.0	$—	$—	$—	$259.0
International equity funds	229.5	—	—	—	229.5
Fixed income funds	436.9	—	—	—	436.9
Private equity funds	1.9	—	—	—	1.9
Money market funds	17.0	—	—	—	17.0

Total Domestic Pension Plans	$944.3	$—	$—	$—	$944.3

Non-U.S. Pension Plan Assets
Equity funds	$123.2	$56.5	$—	$—	$66.7
Fixed income funds	294.0	19.6	215.9	—	58.5
Hedge funds	80.1	—	—	—	80.1
Multi-asset funds	12.4	—	—	—	12.4
Derivative funds	157.7	—	157.7	—	—
Insurance contracts	177.3	—	177.3	—	—
Cash / money market funds	8.8	6.4	—	—	2.4

Total Non-U.S. Pension Plans	$853.5	$82.5	$550.9	$—	$220.1
(1) Investments measured at the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Not Subject to Leveling (1)
(In millions)	2015	(Level 1)	(Level 2)	(Level 3)

Domestic Pension Plan Assets
U.S. equity funds	$252.3	$—	$—	$—	$252.3
International equity funds	231.5	—	—	—	231.5
Fixed income funds	442.5	—	—	—	442.5
Private equity funds	3.3	—	—	—	3.3
Money market funds	15.8	—	—	—	15.8

Total Domestic Pension Plans	$945.4	$—	$—	$—	$945.4

Non-U.S. Pension Plan Assets
Equity funds	$122.8	$57.3	$—	$—	$65.5
Fixed income funds	287.7	20.3	210.0	—	57.4
Hedge funds	67.5	—	—	—	67.5
Multi-asset funds	17.4	—	—	—	17.4
Derivative funds	135.0	—	135.0	—	—
Insurance contracts	153.6	—	153.6	—	—
Cash / money market funds	33.2	32.8	—	—	0.4

Total Non-U.S. Pension Plans	$817.2	$110.4	$498.6	$—	$208.2
(1) Investments measured at the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

The tables above present the fair value of the company’s plan assets in accordance with the fair value hierarchy (Note 12). Certain pension plan assets are measured at net asset value per share and are reported as a level 2 investment above due to the company’s ability to redeem its investment either at the balance sheet date or within limited time restrictions. Certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts of these investments presented in the above tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension plan assets. These investments were also redeemable at the balance sheet date or within limited time restrictions.